EQUITY (Tables)	12 Months Ended
Dec. 31, 2017
EQUITY
Schedule of maximum number of common shares that would be outstanding if all dilutive instruments outstanding were exercised

Common shares outstanding at December 31, 2017	232,250,441

Employee stock options	5,857,504

Common shares held in a trust in connection with the RSU plan (note 18(c)), PSU plan (note 18(d)) and LTIP	542,894

Total	238,650,839

Schedule of weighted average number of common shares used in the calculation of basic and diluted net income per share

	Year Ended December 31,

	2017	2016

Net income for the year	$243,887	$158,824

Weighted average number of common shares outstanding – basic (in thousands)	230,252	222,737

Add: Dilutive impact of common shares related to the RSU plan, PSU plan and LTIP	694	639

Add: Dilutive impact of employee stock options	1,515	2,378

Weighted average number of common shares outstanding – diluted (in thousands)	232,461	225,754

Net income per share – basic	$1.06	$0.71

Net income per share – diluted	$1.05	$0.70